Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
While we have granted stock options to employees in the past, including to some of our named executive officers, we do not currently (and in 2025 did not) grant stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation and Human Capital Committee generally does not take material nonpublic information into account when determining the timing of equity awards and it does not seek to time the award of equity awards in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human Capital Committee generally does not take material nonpublic information into account when determining the timing of equity awards and it does not seek to time the award of equity awards in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false